Designated accounting hedges - Summary of Items Designated as Hedging Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	$ 4,353,296
Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	2,452,146
Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,468,342
Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	432,808
Hedging instrument [Member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	269,958
Fair value of the hedging instrument, assets	1,566
Fair value of the hedging derivatives, liabilities	1,303
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(460)
Hedging instrument [Member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	101,159
Hedging instrument [Member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	153,382
Hedging instrument [Member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	15,417
Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument		$ 23,332
Cash flow hedges [member] | Hedging instrument [Member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	24,433
Fair value of the hedging instrument, assets	353
Fair value of the hedging derivatives, liabilities	338
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	46
Cash flow hedges [member] | Hedging instrument [Member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	138
Fair value of the hedging instrument, assets	2
Fair value of the hedging derivatives, liabilities	0
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(5)
Cash flow hedges [member] | Hedging instrument [Member] | Foreign Exchange Cross Currency Interest Rate Swap [Member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	18,421
Fair value of the hedging instrument, assets	351
Fair value of the hedging derivatives, liabilities	234
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	82
Cash flow hedges [member] | Hedging instrument [Member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	4,468
Fair value of the hedging instrument, assets	0
Fair value of the hedging derivatives, liabilities	15
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(57)
Cash flow hedges [member] | Hedging instrument [Member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,406
Fair value of the hedging instrument, assets	0
Fair value of the hedging derivatives, liabilities	89
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	26
Cash flow hedges [member] | Hedging instrument [Member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	14,083
Cash flow hedges [member] | Hedging instrument [Member] | Within 1 year [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	138
Cash flow hedges [member] | Hedging instrument [Member] | Within 1 year [member] | Foreign Exchange Cross Currency Interest Rate Swap [Member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	13,377
Cash flow hedges [member] | Hedging instrument [Member] | Within 1 year [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	395
Cash flow hedges [member] | Hedging instrument [Member] | Within 1 year [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	173
Cash flow hedges [member] | Hedging instrument [Member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	10,350
Cash flow hedges [member] | Hedging instrument [Member] | Later than one year and not later than five years [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0
Cash flow hedges [member] | Hedging instrument [Member] | Later than one year and not later than five years [member] | Foreign Exchange Cross Currency Interest Rate Swap [Member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	5,044
Cash flow hedges [member] | Hedging instrument [Member] | Later than one year and not later than five years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	4,073
Cash flow hedges [member] | Hedging instrument [Member] | Later than one year and not later than five years [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,233
Cash flow hedges [member] | Hedging instrument [Member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0
Cash flow hedges [member] | Hedging instrument [Member] | Over 5 years [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0
Cash flow hedges [member] | Hedging instrument [Member] | Over 5 years [member] | Foreign Exchange Cross Currency Interest Rate Swap [Member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0
Cash flow hedges [member] | Hedging instrument [Member] | Over 5 years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0
Cash flow hedges [member] | Hedging instrument [Member] | Over 5 years [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0
Net investment in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument		5,712
Net investment in foreign operations [member] | Hedging instrument [Member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	17,351
Fair value of the hedging instrument, assets	11
Fair value of the hedging derivatives, liabilities	6
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(392)
Net investment in foreign operations [member] | Hedging instrument [Member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	193
Fair value of the hedging instrument, assets	11
Fair value of the hedging derivatives, liabilities	6
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(4)
Net investment in foreign operations [member] | Hedging instrument [Member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	17,158
Fair value of the hedging instrument, assets	0
Fair value of the hedging derivatives, liabilities	0
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(388)
Net investment in foreign operations [member] | Hedging instrument [Member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	17,351
Net investment in foreign operations [member] | Hedging instrument [Member] | Within 1 year [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	193
Net investment in foreign operations [member] | Hedging instrument [Member] | Within 1 year [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	17,158
Net investment in foreign operations [member] | Hedging instrument [Member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0
Net investment in foreign operations [member] | Hedging instrument [Member] | Later than one year and not later than five years [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0
Net investment in foreign operations [member] | Hedging instrument [Member] | Later than one year and not later than five years [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0
Net investment in foreign operations [member] | Hedging instrument [Member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0
Net investment in foreign operations [member] | Hedging instrument [Member] | Over 5 years [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0
Net investment in foreign operations [member] | Hedging instrument [Member] | Over 5 years [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0
Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument		$ 210,019
Fair value hedges [member] | Hedging instrument [Member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	228,174
Fair value of the hedging instrument, assets	1,202
Fair value of the hedging derivatives, liabilities	959
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(114)
Fair value hedges [member] | Hedging instrument [Member] | Foreign Exchange Cross Currency Interest Rate Swap [Member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	36,308
Fair value of the hedging instrument, assets	799
Fair value of the hedging derivatives, liabilities	795
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(63)
Fair value hedges [member] | Hedging instrument [Member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	174,556
Fair value of the hedging instrument, assets	380
Fair value of the hedging derivatives, liabilities	164
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(36)
Fair value hedges [member] | Hedging instrument [Member] | Interest rate swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	17,310
Fair value of the hedging instrument, assets	23
Fair value of the hedging derivatives, liabilities	0
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(15)
Fair value hedges [member] | Hedging instrument [Member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	69,725
Fair value hedges [member] | Hedging instrument [Member] | Within 1 year [member] | Foreign Exchange Cross Currency Interest Rate Swap [Member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	15,528
Fair value hedges [member] | Hedging instrument [Member] | Within 1 year [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	50,347
Fair value hedges [member] | Hedging instrument [Member] | Within 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	3,850
Fair value hedges [member] | Hedging instrument [Member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	143,032
Fair value hedges [member] | Hedging instrument [Member] | Later than one year and not later than five years [member] | Foreign Exchange Cross Currency Interest Rate Swap [Member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	19,267
Fair value hedges [member] | Hedging instrument [Member] | Later than one year and not later than five years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	110,948
Fair value hedges [member] | Hedging instrument [Member] | Later than one year and not later than five years [member] | Interest rate swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	12,817
Fair value hedges [member] | Hedging instrument [Member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	15,417
Fair value hedges [member] | Hedging instrument [Member] | Over 5 years [member] | Foreign Exchange Cross Currency Interest Rate Swap [Member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,513
Fair value hedges [member] | Hedging instrument [Member] | Over 5 years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	13,261
Fair value hedges [member] | Hedging instrument [Member] | Over 5 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	$ 643